SEGMENT INFORMATION - Assets, Revenues, Depreciation and Amortization, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 3,115,179				$ 3,164,672				$ 3,115,179	$ 3,164,672	$ 3,242,462
Revenues	127,083	$ 95,073	$ 89,635	$ 90,571	112,414	$ 115,201	$ 86,855	$ 86,087	402,362	400,557	387,169
Depreciation and amortization									112,661	105,903	91,822
Capital expenditures									142,719	272,225	343,380
Reportable Segments
Segment Reporting Information [Line Items]
Assets	3,103,354				3,142,382				3,103,354	3,142,382	3,211,249
Revenues									402,407	400,557	387,169
Depreciation and amortization									112,081	105,300	91,235
Capital expenditures									141,051	271,796	342,920
Reportable Segments | Utica Shale
Segment Reporting Information [Line Items]
Assets	199,392				135,056				199,392	135,056	29,415
Revenues									24,263	4,700	190
Depreciation and amortization									4,331	1,417	0
Capital expenditures									78,708	94,994	24,787
Reportable Segments | Ohio Gathering
Segment Reporting Information [Line Items]
Assets	707,415				751,168				707,415	751,168	706,172
Reportable Segments | Williston Basin
Segment Reporting Information [Line Items]
Assets	724,084				740,361				724,084	740,361	861,461
Revenues									122,174	98,929	109,807
Depreciation and amortization									33,676	31,376	24,027
Capital expenditures									31,541	147,477	227,283
Reportable Segments | Piceance/DJ Basins
Segment Reporting Information [Line Items]
Assets	843,440				866,095				843,440	866,095	941,382
Revenues									149,903	180,418	161,477
Depreciation and amortization									49,140	47,433	42,959
Capital expenditures									25,719	21,144	42,417
Reportable Segments | Barnett Shale
Segment Reporting Information [Line Items]
Assets	404,314				416,586				404,314	416,586	428,935
Revenues									79,956	88,042	93,001
Depreciation and amortization									16,093	16,392	16,601
Capital expenditures									3,910	6,875	14,567
Reportable Segments | Marcellus Shale
Segment Reporting Information [Line Items]
Assets	224,709				233,116				224,709	233,116	243,884
Revenues									26,111	28,468	22,694
Depreciation and amortization									8,841	8,682	7,648
Capital expenditures									1,173	1,306	33,866
Corporate and other
Segment Reporting Information [Line Items]
Assets	12,294				22,290				12,294	22,290	31,213
Revenues									412	0	0
Depreciation and amortization									580	603	587
Capital expenditures									1,668	429	460
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (469)				$ 0				(469)	0	0
Revenues									$ (457)	$ 0	$ 0